Expense Example - Pioneer Securitized Income Fund	Jul. 30, 2021 USD ($)
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,991
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	1,121
Expense Example, with Redemption, 5 Years	1,606
Expense Example, with Redemption, 10 Years	2,939
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,471
Expense Example, with Redemption, 10 Years	3,249
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	$ 1,991